Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.2%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond	2.250%	4/30/24	1,000	1,015
	United States Treasury Note/Bond	2.000%	5/31/24	500	502
					1,517
Conventional Mortgage-Backed Securities (100.1%)
1,2	Fannie Mae Pool	2.000%	11/1/27–11/1/31	14,321	14,013
1,2	Fannie Mae Pool	2.500%	11/1/26–10/1/46	198,630	198,812
1,2	Fannie Mae Pool	3.000%	11/1/25–5/1/49	806,569	814,796
1,2	Fannie Mae Pool	3.500%	12/1/20–6/1/49	1,080,957	1,106,659
1,2	Fannie Mae Pool	4.000%	10/1/19–6/1/49	950,585	985,716
1,2	Fannie Mae Pool	4.500%	8/1/19–5/1/49	400,698	421,568
1,2,3	Fannie Mae Pool	5.000%	11/1/19–6/1/49	143,051	152,112
1,2	Fannie Mae Pool	5.500%	3/1/20–2/1/42	58,113	62,910
1,2	Fannie Mae Pool	6.000%	12/1/20–5/1/41	36,549	39,902
1,2	Fannie Mae Pool	6.500%	10/1/21–10/1/39	9,216	10,115
1,2	Fannie Mae Pool	7.000%	12/1/22–10/1/37	519	604
1,2	Fannie Mae Pool	7.500%	11/1/22	3	3
1,2	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	9,031	8,838
1,2	Freddie Mac Gold Pool	2.500%	8/1/22–10/1/46	183,326	183,576
1,2	Freddie Mac Gold Pool	3.000%	1/1/26–6/1/49	619,846	625,829
1,2	Freddie Mac Gold Pool	3.500%	9/1/25–5/1/49	741,031	759,152
1,2,3	Freddie Mac Gold Pool	4.000%	6/1/19–6/1/49	618,635	641,038
1,2	Freddie Mac Gold Pool	4.500%	12/1/19–5/1/49	291,448	306,576
1,2	Freddie Mac Gold Pool	5.000%	6/1/19–5/1/49	62,465	66,932
1,2	Freddie Mac Gold Pool	5.500%	4/1/21–6/1/41	37,354	40,705
1,2	Freddie Mac Gold Pool	6.000%	1/1/24–5/1/40	19,619	21,508
1,2	Freddie Mac Gold Pool	6.500%	10/1/28–9/1/39	4,592	5,133
1,2	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	218	240
1,2	Freddie Mac Gold Pool	8.000%	11/1/22	—	—
1	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	31,859	32,383
1,3	Ginnie Mae I Pool	3.500%	2/15/26–6/1/48	33,160	34,159
1,3	Ginnie Mae I Pool	4.000%	7/15/24–6/1/49	44,946	46,797
1,3	Ginnie Mae I Pool	4.500%	8/15/33–7/1/49	55,034	58,141
1	Ginnie Mae I Pool	5.000%	5/15/20–4/15/41	25,397	26,894
1	Ginnie Mae I Pool	5.500%	10/15/32–3/15/40	8,399	8,978
1	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	3,263	3,549
1	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	136	150
1	Ginnie Mae I Pool	7.000%	10/15/27	4	4
1	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	34,722	34,717
1	Ginnie Mae II Pool	3.000%	10/20/26–6/1/49	541,503	551,035
1,3	Ginnie Mae II Pool	3.500%	12/20/25–7/1/49	951,694	980,445
1,3	Ginnie Mae II Pool	4.000%	9/20/25–7/1/49	681,998	707,586
1,3	Ginnie Mae II Pool	4.500%	2/20/39–7/1/49	371,001	387,731
1,3	Ginnie Mae II Pool	5.000%	6/20/33–7/1/49	137,072	144,391
1	Ginnie Mae II Pool	5.500%	11/20/33–1/20/49	19,159	20,421
1	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	6,024	6,508
1	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	662	749
1	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	70	83
1,2,3	UMBS TBA	3.500%	6/1/34–7/1/49	62,210	63,851

1,2,3	UMBS TBA	4.000%	6/1/34–7/1/49	135,025	139,347
1,2,3	UMBS TBA	4.500%	6/1/49–7/1/49	34,600	36,145
					9,750,801
Nonconventional Mortgage-Backed Securities (0.1%)
1,2	Fannie Mae Pool	2.127%	3/1/43	424	422
1,2	Fannie Mae Pool	2.179%	6/1/43	215	218
1,2	Fannie Mae Pool	2.272%	7/1/43	744	741
1,2	Fannie Mae Pool	3.358%	8/1/42	100	99
1,2	Fannie Mae Pool	3.460%	4/1/41	31	32
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.290%	4.246%	12/1/41	63	65
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.310%	4.080%	9/1/37	23	24
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.627%	4.752%	3/1/38	3	3
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.667%	4.423%	10/1/37	73	75
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	4.440%	9/1/42	280	292
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.690%	4.525%	10/1/39	16	16
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.700%	4.648%	12/1/40	83	87
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.744%	4.591%	11/1/39	17	17
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.772%	4.756%	5/1/42	23	24
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.800%	4.595%	3/1/42	54	58
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.805%	4.680%	11/1/41	56	60
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.810%	4.685%	10/1/40	7	7
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.810%	4.810%	12/1/40	6	6
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.813%	4.646%	11/1/41	15	16
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.813%	4.803%	1/1/42	113	119
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	4.566%	5/1/41	28	29
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	4.688%	12/1/41	46	49
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.815%	4.690%	11/1/40	4	4
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.820%	4.887%	3/1/41	97	102
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.822%	4.599%	9/1/40	103	109
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.822%	4.903%	2/1/41	3	3
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.825%	4.672%	12/1/39	109	114
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.835%	4.859%	1/1/40	2	2
1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.860%	4.743%	5/1/40	2	2

1,2,4	Fannie Mae Pool, 12M USD LIBOR +
	1.909%	4.784%	4/1/37	5	5
1,2,4	Fannie Mae Pool, 6M USD LIBOR +
	1.643%	4.489%	8/1/39	37	38
1,2,4	Fannie Mae Pool, 6M USD LIBOR +
	1.661%	2.391%	10/1/42	198	201
1,2,4	Fannie Mae Pool, 6M USD LIBOR +
	1.716%	4.703%	5/1/42	58	60
1,2,4	Fannie Mae Pool, 6M USD LIBOR +
	1.854%	4.611%	2/1/42	111	118
1,2	Freddie Mac Non Gold Pool	4.476%	10/1/37	7	8
1,2	Freddie Mac Non Gold Pool	4.576%	5/1/40	1	1
1,2	Freddie Mac Non Gold Pool	4.590%	6/1/37	23	24
1,2	Freddie Mac Non Gold Pool	4.630%	6/1/40	27	28
1,2	Freddie Mac Non Gold Pool	4.738%	12/1/40	20	21
1,2	Freddie Mac Non Gold Pool	4.768%	2/1/37	10	11
1,2	Freddie Mac Non Gold Pool	5.210%	3/1/38	5	6
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.640%	4.248%	11/1/43	188	194
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.862%	4.826%	2/1/42	19	20
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.875%	4.704%	12/1/39	10	10
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.531%	6/1/40	21	22
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.880%	4.537%	6/1/41	45	46
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.894%	4.640%	9/1/40	37	39
1,2,4	Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	5.035%	2/1/41	88	94
1,4	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	4/20/41	5	5
1,4	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	7/20/41–8/20/41	88	90
1,4	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.000%	1/20/41–2/20/41	343	356
1,4	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.125%	11/20/40–12/20/42	339	350
1,4	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.125%	5/20/41	3	3
1,4	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.625%	11/20/40	5	6
					4,551
Total U.S. Government and Agency Obligations (Cost $9,711,638)					9,756,869
				Shares
Temporary Cash Investment (3.8%)
Money Market Fund (3.8%)
5 Vanguard Market Liquidity Fund (Cost $370,198)		2.527%		3,701,867	370,261
Total Investments (103.6%) (Cost $10,081,566)					10,127,130
Conventional Mortgage-Backed Securities – Liability for Sale Commitments (-0.4%)
1,2,3	UMBS TBA	2.500%	6/1/34–7/1/34	(10,825)	(10,827)
1,2,3	UMBS TBA	3.000%	6/1/34–6/1/49	(26,070)	(26,327)
Total Conventional Mortgage-Backed Securities – Sale Commitments (Proceeds $36,567)					(37,154)
Other Assets and Liabilities-Net (-3.6%)					(347,730)
Net Assets (100%)					9,742,246
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2019.
4	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CMT—Constant Maturing Treasury Rate. LIBOR—London Interbank Offered Rate. TBA—To Be Announced.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At May 31, 2019, counterparties had deposited in segregated accounts cash with a value of $300,000 in connection with TBA transactions.

Mortgage-Backed Securities Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	9,756,869	—
Temporary Cash Investments	370,261	—	—
Conventional Mortgage-Backed Securities—
Sale Commitments	—	(37,154)	—
Total	370,261	9,719,715	—